TAXES ON INCOME (Reconciliation Between Theoretical and Actual Tax Expense) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income (loss) before taxes, as reported in the consolidated statements of income (loss)		$ 25,709	$ 14,798	$ (1,841)
Statutory tax rate		23.00%	23.00%	24.00%
Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate		$ 5,913	$ 3,404	$ (442)
Tax adjustment in respect of different tax rate of foreign subsidiary			65	334
Non-deductible expenses and other permanent differences		188	(340)	375
Deferred taxes on losses for which valuation allowance was provided, net		592	743	1,288
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net		(2,175)	(2,259)	(709)
Stock compensation relating to stock options per ASC No. 718		821	1,073	1,976
Income taxes in respect of prior years		330	273	(1,038)
Change of tax rate			696	3,249
Approved, Privileged and Preferred enterprise loss (benefits)	[1]	(2,783)	(684)	347
Other		257	92	272
Taxes on income		$ 3,143	$ 3,063	$ 5,652
Basic earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status		$ 0.06	$ 0.00	$ 0.00
Diluted earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status		$ 0.06	$ 0.00	$ 0.00

[1]	Basic earnings per share amounts of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status